SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2016
SHARE-BASED COMPENSATION
Summary of the share option activities

	Number of options	Weighted average exercise price	Weighted average grant-date fair value per option
		(RMB)	(RMB)
Options outstanding at January 1, 2014	—	—	—
Granted	17,642,130	4.8	1.9
Forfeited	(178,923)	4.8	1.9

Options outstanding at December 31, 2014	17,463,207
Granted	519,271	4.8	1.9
Forfeited	(788,944)	4.8	1.9

Options outstanding at December 31, 2015	17,193,534	4.8	1.9
Granted	11,551,507	5.2	4.9
Forfeited	(155,259)	4.8	1.9

Options outstanding at December 31, 2016	28,589,782	5.2	3.2

Options vested and expect to vest at December 31, 2016	28,589,782	5.2	3.2

Summary of information with respect to stock options outstanding and stock options exercisable

The following table summarizes information with respect to stock options outstanding and stock options exercisable as of December 31, 2016:

	Number of shares	Weighted average remaining contractual life	Weighted average exercise price
		(years)	(RMB)

Options outstanding and exercisable	28,589,782	3.2	5.2

Assumptions used to estimate fair value of stock options

Grant date:	July 2014		January 2015		May 2016
Risk-free rate of return	2.25%		2.27%		1.98%
Volatility	31.40%		29.80%		28.50%
Expected dividend yield	—		—		—
Exercise multiple	2.20		2.20		2.20
Fair value of underlying ordinary share	US$	0.88	US$	0.90	US$	1.51
	RMB	(5.35)	RMB	(5.5)	RMB	(9.8)
Expected term	5-6 years		5 years		5 years

Summary of the restricted share activity

	Number of Shares	Weighted average grant- date fair value per share (RMB)

Unvested at January 1, 2016	—
Granted	13,787,480	6.1
Vested	(877,400)	(8.6)
Forfeited	—	—

Unvested at December 31, 2016	12,910,080	6.0

Summary of share-based compensation expenses

	Year ended December 31,
	2014	2015	2016

Costs of revenue	2,851	484	2,114
Selling and marketing expenses	1,957	325	6,590
General and administrative expenses	22,525	3,252	55,409
Research and development expenses	—	—	52

Total share-based compensation expenses	27,333	4,061	64,165

Restricted shares
SHARE-BASED COMPENSATION
Assumptions used to estimate fair value of the restricted shares
Grant date:	December 2016
Risk-free rate of return	0.68~1.65%
Volatility	22.35~24.80%
Expected dividend yield	—
Share price at grant date	US$1.24
(RMB 8.6)
Expected term	1~5 years